Debt - Schedule of Senior Notes Issued During Quarter of 2025 With Maturity Date (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)
3.625% Senior Notes [Member]
Debt Instruments Issuance And Maturity Date [Line Items]
Settlement Date	May 21, 2025	May 21, 2025
Net cash proceeds | €	€ 569
Maturity Date	May 21, 2031	May 21, 2031
5.875% Senior Notes [Member]
Debt Instruments Issuance And Maturity Date [Line Items]
Settlement Date	May 22, 2025	May 22, 2025
Net cash proceeds | $		$ 397
Maturity Date	Jun. 01, 2035	Jun. 01, 2035